Post Balance Sheet Event - Additional Information (Detail) ¥ / shares in Units, £ / shares in Units, ¥ in Millions, £ in Millions, $ in Millions				1 Months Ended	12 Months Ended
	Jul. 26, 2018 GBP (£)	Jul. 10, 2018 GBP (£)	Jul. 10, 2018 CNY (¥) ¥ / shares	Aug. 11, 2018 ¥ / shares shares	Jun. 30, 2018 GBP (£) £ / shares	Jul. 10, 2018 USD ($)	Jul. 03, 2018 GBP (£)	Jul. 03, 2018 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 GBP (£)
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interests in Subsidiary					100.00%
Available undrawn committed bank facilities					£ 2,652				$ 3,500	£ 2,600
Dividend declared, per share | £ / shares					£ 0.404
Sichuan Shuijingfang Company Limited [member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interests in Subsidiary					39.71%
Sichuan Shuijingfang Company Limited [member] | Potential ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Offering price per share			¥ 62.00	¥ 61.38
Escrow deposit							£ 141	¥ 1,229
Ring-fenced bank facilities		£ 682				$ 900
Dividend declared, per share				¥ 0.62
Dividend declared, shares held | shares				10
Maximum [member] | Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Share buyback program amount | £	£ 2,000
Maximum [member] | Sichuan Shuijingfang Company Limited [member] | Potential ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interests in Subsidiary		60.00%	60.00%
Total consideration		£ 703	¥ 6,146